Summary Of Significant Accounting Policies And Practices	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies And Practices [Abstract]
Summary Of Significant Accounting Policies And Practices
(1)	Summary of Significant Accounting Policies and Practices

Pinnacle Bankshares Corporation, a Virginia corporation (Bankshares), was organized in 1997 and is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. Bankshares is headquartered in Altavista, Virginia. Bankshares conducts all of its business activities through the branch offices of its wholly owned subsidiary bank, First National Bank (the Bank). Bankshares exists primarily for the purpose of holding the stock of its subsidiary, the Bank, and of such other subsidiaries as it may acquire or establish. The Company has a single reportable segment for purposes of segment reporting.

The accounting and reporting policies of Bankshares and its wholly owned subsidiary (collectively, the Company), conform to accounting principles generally accepted in the United States of America and general practices within the banking industry. The following is a summary of the more significant accounting policies and practices:

(a)	Consolidation

The consolidated financial statements include the accounts of Bankshares and the Bank. All material intercompany balances and transactions have been eliminated.

(b)	Securities

The Company classifies its securities in three categories: (1) debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost; (2) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in net income; and (3) debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses excluded from net income and reported in accumulated other comprehensive income, a separate component of stockholders' equity, net of deferred taxes. Fair value is determined from quoted prices obtained and reviewed by management from FT (Financial Times) Interactive Data in cooperation with a correspondent bank, the Company's third-party bond accountant. Held-to-maturity securities are stated at cost, adjusted for amortization of premiums and accretion of discounts on a basis, which approximates the level yield method. As of December 31, 2011, the Company does not maintain trading securities. Gains or losses on disposition are based on the net proceeds and adjusted carrying values of the securities called or sold, using the specific identification method on a trade date basis.

The Company assesses other-than-temporary impairment ("OTTI") or permanent impairment based upon whether it intends to sell a security or if it is likely that it would be required to sell the security before recovery of the amortized cost basis of the investment, which may be maturity. For debt securities, if the Company intends to sell the security or it is likely that the Company will be required to sell the security before recovering its cost basis, the entire impairment loss would be recognized in earnings as an OTTI. If the Company does not intend to sell the security and it is not likely that the Company will be required to sell the security but we do not expect to recover the entire amortized cost basis of the security, only the portion of the impairment loss representing credit losses would be recognized in earnings. The credit loss on a security is measured as the difference between the amortized cost basis and the present value of the cash flows expected to be collected. Projected cash flows are discounted by the original or current effective interest rate depending on the nature of the security being measured for potential OTTI. The remaining impairment related to all other factors, the difference between the present value of the cash flows expected to be collected and fair value, is recognized as a charge to other comprehensive income (OCI). Impairment losses related to all other factors are presented as separate categories within OCI. For investment securities held to maturity, this amount is accreted over the remaining life of the debt security prospectively based on the amount and timing of future estimated cash flows. The accretion of the amount recorded in OCI increases the carrying value of the investment and does not affect earnings. If there is an indication of additional credit losses the security is re-evaluated according to the procedures described above

(c)	Restricted Equity Investments

As a member of the Federal Reserve Bank (FRB) and the Federal Home Loan Bank (FHLB) of Atlanta, the Company is required to maintain certain minimum investments in the common stock of the FRB and FHLB, which are carried at cost. Required levels of investment are based upon the Company's capital and a percentage of qualifying assets.

In addition, the Company is eligible to borrow from the FHLB with borrowings collateralized by qualifying assets, primarily residential mortgage loans, and the Company's capital stock investment in the FHLB.

Management periodically evaluates FHLB of Atlanta stock for other-than-temporary or permanent impairment. Management's determination of whether these investments are impaired is based on its assessment of the ultimate recoverability of cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of cost is influenced by criteria such as (1) the significance of any decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, the customer base of the FHLB, and (4) the liquidity position of the FHLB.

(d)	Borrowings

At December 31, 2011, the Company's available borrowing limit with the FHLB was approximately $44,810. The Company had $0 in borrowings from the FHLB outstanding at December 31, 2011 and 2010. Bankshares also has a $5,000 line of credit with a corresponding bank with $2,000 outstanding as of December 31, 2011 and $2,000 outstanding as of December 31, 2010 with a 5.00% interest rate that matures on June 30, 2012.

(e)	Loans and Allowance for Loan Losses

Loans are stated at the amount of unpaid principal, reduced by unearned income and fees on loans, and an allowance for loan losses. Income is recognized over the terms of the loans using methods that approximate the level yield method. The allowance for loan losses is a cumulative valuation allowance consisting of an annual provision for loan losses, plus any amounts recovered on loans previously charged off, minus loans charged off. The provision for loan losses charged to operating expenses is the amount necessary in management's judgment to maintain the allowance for loan losses at a level it believes adequate to absorb probable losses inherent in the loan portfolio. Management determines the adequacy of the allowance based upon reviews of individual credits, recent loss experience, delinquencies, current economic conditions, the risk characteristics of the various categories of loans and other pertinent factors. Management uses historical loss data by loan type as well as current economic factors in its calculation of allowance for loan loss. Management also uses qualitative factors such as changes in lending policies and procedures, changes in national and local economies, changes in the nature and volume of the loan portfolio, changes in experience of lenders and the loan department, changes in volume and severity of past due and classified loans, changes in quality of the Company's loan review system, the existence and effect of concentrations of credit and external factors such as competition and regulation in its allowance for loan loss calculation. Each qualitative factor is evaluated and applied to each type of loan in the Company's portfolio and a percentage of each loan is reserved as allowance. A percentage of each loan type is also reserved according to the loan type's historical loss data. Larger percentages of allowance are taken as the risk for a loan is determined to be greater. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is uncollectible. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or the Company's recent loss experience. It is reasonably possible that management's estimate of loan losses and the related allowance may change materially in the near term. However, the amount of change that is reasonably possible cannot be estimated. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations.

Loans are charged against the allowance when, in management's opinion, they are deemed doubtful, although the Company continues to aggressively pursue collection. The Company considers a number of factors to determine the need for and timing of charge-offs including the following: whenever any commercial loan becomes past due for 120 days for any scheduled principal or interest payment and collection is considered uncollectible; whenever foreclosure on real estate collateral or liquidation of other collateral does not result in full payment of the obligation and the deficiency or some portion thereof is deemed uncollectible, the uncollectible portion shall be charged-off; whenever any installment loan becomes past due for 120 days and collection is considered unlikely; whenever any repossessed vehicle remains unsold for 60 days after repossession; whenever a bankruptcy notice is received on any installment loan and review of the facts results in an assessment that all or most of the balance will not be collected, the loan will be placed in non-accrual status; whenever a bankruptcy notice is received on a small, unsecured, revolving installment account; and whenever any other small, unsecured, revolving installment account becomes past due for 180 days.

Interest related to non-accrual loans is recognized on the cash basis. Loans are generally placed in non-accrual status when the collection of principal and interest is 90 days or more past due, unless the obligation relates to a consumer or residential real estate loan or is both well-secured and in the process of collection.

Impaired loans are required to be presented in the financial statements at net realizable value of the expected future cash flows or at the fair value of the loan's collateral. Homogeneous loans such as real estate mortgage loans, individual consumer loans and home equity loans are evaluated collectively for impairment. Management, considering current information and events regarding the borrower's ability to repay their obligations, considers a loan to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impairment losses are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans receivable are applied first to reduce interest on such loans to the extent of interest contractually due and any remaining amounts are applied to principal.

(f)	Loan Origination and Commitment Fees and Certain Related Direct Costs

Loan origination and commitment fees and certain direct loan origination costs charged by the Company are deferred and the net amount amortized as an adjustment of the related loan's yield. The Company amortizes these net amounts over the contractual life of the related loans or, in the case of demand loans, over the estimated life. Fees related to standby letters of credit are recognized over the commitment period.

(g)	Bank Premises and Equipment

Bank premises and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line and declining-balance methods over the estimated useful lives of the assets. Depreciable lives include 15 years for land improvements, 40 years for buildings, and 3 to 7 years for equipment, furniture and fixtures. The cost of assets retired and sold and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are included in determining net income. Expenditures for maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized.

(h)	Goodwill

The Company carries goodwill totaling $539 as of December 31, 2011 and 2010. The Company performs a goodwill impairment analysis on an annual basis as of December 31. Additionally, the Company performs a goodwill impairment evaluation on an interim basis when events or circumstances indicate impairment potentially exists. The Company performed goodwill impairment testing in the fourth quarter of 2011 because Bankshares' common stock had been trading below book value per share in 2011. The test performed evaluated impairment pursuant to ASC Topic Goodwill and Other Intangible Assets using a market comparable approach, a comparable transactions approach and a discounted cash flow approach. Management determined that no goodwill impairment charge was required because the fair value of the Company was not less than the Company's carrying value. Management will continue to monitor the relationship of Bankshares' market capitalization to both its book value and tangible book value, which management attributes to both financial services industry-wide and Company-specific factors, and to evaluate the carrying value of goodwill.

While management has a plan to return the Company's business fundamentals to levels that support Bankshares' common stock trading at or above book value per common share, there is no assurance that the plan will be successful, or that the market price of the common stock will increase to such levels in the foreseeable future. If Bankshares' common stock price continues to trade below book value per common share, the Company may have to recognize an impairment of all, or some portion of, its goodwill.

(i)	Foreclosed Assets

Foreclosed properties consist of properties acquired through foreclosure or deed in lieu of foreclosure. At time of foreclosure, the properties are recorded at the fair value less costs to sell. Subsequently, these properties are carried at the lower of cost or fair value less estimated costs to sell. Losses from the acquisition of property in full or partial satisfaction of loans are charged against the allowance for loan losses. Subsequent write-downs, if any, are charged to expense. Gains and losses on the sales of foreclosed properties are included in determining net income in the year of the sale.

(j)	Impairment or Disposal of Long-Lived Assets

The Company's long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used, such as bank premises and equipment, is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of, such as foreclosed properties, are reported at the lower of the carrying amount or fair value less costs to sell.

(k)	Pension Plan

The Company maintains a noncontributory defined benefit pension plan, which covers substantially all of its employees. The net periodic pension expense includes a service cost component, interest on the projected benefit obligation, a component reflecting the actual return on plan assets, the effect of deferring and amortizing certain actuarial gains and losses, and the amortization of any unrecognized net transition obligation on a straight-line basis over the average remaining service period of employees expected to receive benefits under the plan. The Company's funding policy is to make annual contributions in amounts necessary to satisfy the Internal Revenue Service's funding standards, to the extent that they are tax deductible.

ASC Topic 715, Defined Benefit Pension Plans requires a business entity to recognize the overfunded or underfunded status of a single-employer defined benefit postretirement plan as an asset or liability in its statement of financial position and to recognize changes in that funded status in comprehensive income in the year in which the changes occur. Defined Benefit Plans also requires a business entity to measure the funded status of a plan as of the date of its year-end statement of financial position, with limited exceptions.

(l)	Advertising

The Company expenses advertising expenses as incurred. Advertising expenses totaled $103 in 2011, $122 in 2010 and $116 in 2009.

(m)	Income Taxes

Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income in the period that includes the enactment date.

Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. Deferred taxes are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

(n)	Stock Options and Restricted Stock

The Company accounts for its stock based compensation plan under the provisions of ASC topic, Share-Based Payment which requires recognizing expense for options granted equal to the grant date fair value of the unvested amounts over their remaining vesting periods. There were 1,000 shares of restricted stock granted in 2011. There were 37,500 stock options and 10,500 shares of restricted stock granted in 2010. Future levels of compensation cost recognized related to share-based compensation awards may be impacted by new awards and/or modification, repurchases and cancellations of existing awards after the adoption of this standard.

(o)	Net Income per Share

Basic net income per share excludes dilution and is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods indicated:

Year ended December 31, 2011	Net income (numerator)	Shares (denominator)	Per share amount
Basic net income per share	$1,063	1,496,260	$0.71

Effect of dilutive stock options	—	—

Diluted net income per share	$1,063	1,496,260	$0.71

Year ended December 31, 2010	Net income (numerator)	Shares (denominator)	Per share amount
Basic net income per share	$687	1,492,137	$0.46

Effect of dilutive stock options	—	—

Diluted net income per share	$687	1,492,137	$0.46

Year ended December 31, 2009	Net income (numerator)	Shares (denominator)	Per share amount
Basic net income per share	$351	1,485,089	$0.24

Effect of dilutive stock options	—	—

Diluted net income per share	$351	1,485,089	$0.24

(p)	Consolidated Statements of Cash Flows

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks (with original maturities of three months or less), and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

(q)	Comprehensive Income

ASC topic Comprehensive Income, requires the Company to classify items of "Other Comprehensive Income" (such as net unrealized gains (losses) on available-for-sale securities) by their nature in a financial statement and present the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. The Company's other comprehensive income consists of net income, and net unrealized gains (losses) on securities available-for-sale, net of income taxes, and adjustments relating to its defined benefit plan, net of income taxes.

(r)	Fair Value Measurements

ASC topic, Fair Value Measurements and Disclosures establishes a framework for using fair value. It defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In accordance with Fair Value Measurements and Disclosures, the Company groups its financial assets and financial liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The most significant instruments that the Company measures at fair value are available-for-sale securities. All available-for-sale securities fall into Level 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows:

Level 1 – Valuations are based on quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.

Level 2 – Valuations for assets and liabilities are obtained from readily available pricing sources via independent providers for market transactions involving similar assets or liabilities, model-based valuation techniques, or other observable inputs.

Level 3 – Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining fair value assigned to such assets and liabilities.

(s)	Use of Estimates

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the consolidated balance sheets and revenues and expenses for the years ended December 31, 2011, 2010 and 2009. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses.

(t)	Current Accounting Developments

In April 2011, the FASB issued ASU No. 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring. The Update provides additional guidance relating to when creditors should classify loan modifications as troubled debt restructurings. The ASU also ends the deferral issued in January 2010 of the disclosures about troubled debt restructurings required by ASU No. 2010-20. The provisions of ASU No. 2011-02 and the disclosure requirements of ASU No. 2010-20 are effective for the Company's interim reporting period ending September 30, 2011. The guidance applies retrospectively to restructurings occurring on or after January 1, 2011. The adoption of this ASU did not have a material impact on the Company's consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-03, Reconsideration of Effective Control for Repurchase Agreements. The Update amends existing guidance to remove from the assessment of effective control, the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee and, as well, the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 is effective for the Company's reporting period beginning on or after December 15, 2011. The guidance applies prospectively to transactions or modification of existing transactions that occur on or after the effective date and early adoption is not permitted. The adoption of this ASU will not have a material impact on the Company's consolidated financial statements.

In April 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The Update amends existing guidance regarding the highest and best use and valuation premise by clarifying these concepts are only applicable to measuring the fair value of nonfinancial assets. The Update also clarifies that the fair value measurement of financial assets and financial liabilities which have offsetting market risks or counterparty credit risks that are managed on a portfolio basis, when several criteria are met, can be measured at the net risk position. Additional disclosures about Level 3 fair value measurements are required including a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, a description of the valuation process in place, and discussion of the sensitivity of fair value changes in unobservable inputs and interrelationships about those inputs as well disclosure of the level of the fair value of items that are not measured at fair value in the financial statements but disclosure of fair value is required. The provisions of ASU No. 2011-04 are effective for the Company's reporting period beginning after December 15, 2011 and should be applied prospectively. The adoption of this ASU is not expected to have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income. The Update amends current guidance to allow a company the option of presenting the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The provisions do not change the items that must be reported in other comprehensive income or when an item of other comprehensive must to reclassified to net income. The amendments do not change the option for a company to present components of other comprehensive income either net of related tax effects or before related tax effects, with one amount shown for the aggregate income tax expense (benefit) related to the total of other comprehensive income items. The amendments do not affect how earnings per share is calculated or presented. The provisions of ASU No. 2011-05 are effective for the Company's reporting period beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted and there are no required transition disclosures. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. The ASU defers indefinitely the requirement to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. The Company is currently in the process of evaluating the Updates but does not expect either will have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. With the Update, a company testing goodwill for impairment now has the option of performing a qualitative assessment before calculating the fair value of the reporting unit (the first step of goodwill impairment test). If, on the basis of qualitative factors, the fair value of the reporting unit is more likely than not greater than the carrying amount, a quantitative calculation would not be needed. Additionally, new examples of events and circumstances that an entity should consider in performing its qualitative assessment about whether to proceed to the first step of the goodwill impairment have been made to the guidance and replace the previous guidance for triggering events for interim impairment assessment. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of this ASU will not have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update requires an entity to offset, and present as a single net amount, a recognized eligible asset and a recognized eligible liability when it has an unconditional and legally enforceable right of setoff and intends either to settle the asset and liability on a net basis or to realize the asset and settle the liability simultaneously. The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments are effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company is currently in the process of evaluating the ASU but does not expect it will have a material impact on the Company's consolidated financial statements.